Net Loss per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss per Share Attributable to Common Stockholders

9. Net Loss per Share Attributable to Common Stockholders

The following table sets forth the potential common shares excluded from the calculation of net loss per common share attributable to common stockholders because their inclusion would be anti-dilutive:

	September 30,
	2016	2015
Options to purchase common stock	390,969	330,876
Warrants to purchase common stock	1,300,464	2,596,966

Total	1,691,433	2,927,842

9. Net Loss per Share Attributable to Common Stockholders

The following table sets forth the potential common shares excluded from the calculation of net loss per common share attributable to common stockholders because their inclusion would be anti-dilutive:

	December 31,
	2015	2014
Options to purchase common stock	332,400	300,026
Common stock underlying Series A and Series A-1 convertible preferred stock	—	1,630,097
Warrants to purchase common stock	2,556,966	462

Total	2,889,366	1,930,585